INCOME TAXES (Details - Reconciliation of income tax rates)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Statutory U.S. federal rate, percentage	28.07%		21.00%	21.00%
Income tax on jurisdiction other than statutory, percentage			0.10%	(0.50%)
State income tax, net of federal benefit, percentage			3.10%	5.20%
Foreign withholding taxes, percentage			5.70%	(0.20%)
Valuation allowance, percentage			1.10%	4.70%
Uncertain tax positions, percentage			0.00%	(0.70%)
Prior year true-ups, percentage			0.00%	(0.50%)
Other, percentage			0.50%	(0.40%)
Effective income tax rate reconciliation, percentage	28.07%	26.83%	31.50%	28.60%